LVIP American Century Balanced Fund
Schedule of Investments
September 30, 2025 (unaudited)

	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.11%
•Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2017-C03 Class 1M2C 7.47% (30 day USD SOFR Average + 3.11%) 10/25/29	35,828	$36,482
*Federal National Mortgage Association REMICS Series 2023-39 Class AI 2.00% 7/25/52	3,017,312	387,202
Total Agency Collateralized Mortgage Obligations (Cost $413,256)		423,684
AGENCY MORTGAGE-BACKED SECURITIES–11.35%
Federal Home Loan Mortgage Corp.
2.00% 8/1/51	530,415	431,298
2.50% 5/1/51	619,270	526,986
2.50% 8/1/51	809,933	686,674
3.00% 1/1/50	530,173	465,987
3.00% 7/1/51	294,453	260,312
3.00% 12/1/51	446,782	394,004
3.00% 2/1/52	275,910	245,634
3.00% 6/1/52	211,744	188,160
3.50% 2/1/49	784,710	732,274
3.50% 5/1/50	100,271	92,480
3.50% 5/1/51	418,157	385,838
3.50% 5/1/52	369,250	340,881
4.00% 5/1/52	844,757	801,250
4.00% 6/1/52	1,094,277	1,042,050
4.50% 8/1/52	126,631	124,479
4.50% 10/1/52	1,151,810	1,123,019
5.00% 7/1/52	195,756	196,553
5.50% 11/1/52	131,311	133,281
5.50% 12/1/52	153,354	155,801
6.00% 11/1/52	963,463	992,347
6.00% 1/1/53	528,003	543,101
6.00% 3/1/53	1,587,072	1,627,689
6.50% 11/1/53	520,083	539,270
Federal National Mortgage Association
2.00% 3/1/52	921,000	752,070
2.50% 6/1/50	523,070	445,802
2.50% 2/1/51	835,680	713,675
2.50% 12/1/51	573,834	489,835
2.50% 2/1/52	194,400	165,473
2.50% 7/1/52	258,137	218,478
3.00% 2/1/50	95,898	85,251
3.00% 6/1/51	42,654	38,205
3.00% 2/1/52	1,204,129	1,070,098
3.00% 3/1/52	480,180	427,687
3.00% 4/1/52	174,149	154,712
3.00% 5/1/52	343,605	307,320
•3.18% (1 yr. USD RFUCCT + 1.61%) 3/1/47	14,283	14,216
3.50% 5/1/42	103,091	97,943
3.50% 4/1/52	228,192	208,708
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association (continued)
3.50% 5/1/52	2,048,264	$1,886,376
3.50% 6/1/52	528,613	491,052
4.00% 4/1/52	801,211	760,094
4.00% 5/1/52	1,004,931	948,087
4.50% 9/1/41	9,162	9,156
4.50% 7/1/52	446,458	435,054
4.50% 9/1/52	267,496	263,839
5.00% 8/1/52	1,087,603	1,087,003
5.00% 9/1/52	298,774	299,532
5.00% 10/1/52	990,873	989,203
5.00% 1/1/53	815,874	814,456
5.50% 10/1/52	491,417	497,461
5.50% 1/1/53	2,707,037	2,743,461
5.50% 3/1/54	1,197,306	1,210,204
6.00% 9/1/53	1,344,636	1,380,563
6.00% 5/1/54	639,556	654,497
6.50% 1/1/53	740,750	768,870
Government National Mortgage Association
2.00% 10/20/50	1,425,740	1,179,173
2.50% 11/20/50	590,242	504,026
2.50% 2/20/51	544,134	469,776
3.00% 5/20/50	172,957	154,625
3.00% 7/20/50	456,815	409,263
3.00% 7/20/51	430,206	384,419
3.50% 6/20/51	422,060	387,639
4.00% 9/20/52	1,229,016	1,164,387
4.00% 4/20/54	1,479,242	1,391,360
4.50% 1/15/40	8,747	8,731
4.50% 6/15/41	14,568	14,430
4.50% 9/20/52	1,151,157	1,124,724
4.50% 10/20/52	950,559	928,585
5.00% 12/20/54	571,638	569,723
6.50% 5/15/28	356	362
7.00% 4/20/26	137	140
7.00% 5/15/31	3,653	3,813
7.50% 8/15/26	202	202
Government National Mortgage Association, TBA 5.50% 10/20/54	668,000	672,971
Uniform Mortgage-Backed Security, TBA 5.00% 10/1/55	3,051,000	3,025,546
Total Agency Mortgage-Backed Securities (Cost $45,331,203)		44,851,644
AGENCY OBLIGATIONS–0.52%
Federal Home Loan Mortgage Corp. 6.25% 7/15/32	700,000	794,596
Federal National Mortgage Association
0.75% 10/8/27	600,000	566,999
0.88% 8/5/30	800,000	699,345
Total Agency Obligations (Cost $2,079,553)		2,060,940
LVIP American Century Balanced Fund–1

LVIP American Century Balanced Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS–10.10%
Australia–0.06%
μAustralia & New Zealand Banking Group Ltd. 2.57% 11/25/35	254,000	$226,516
		226,516
Canada–0.60%
Antares Holdings LP 6.35% 10/23/29	250,000	255,646
μBank of Nova Scotia
6.88% 10/27/85	200,000	199,404
8.00% 1/27/84	190,000	203,905
8.63% 10/27/82	240,000	255,027
μCanadian Imperial Bank of Commerce 7.00% 10/28/85	135,000	138,631
μEnbridge, Inc. 6.00% 1/15/77	360,000	361,009
Gildan Activewear, Inc.
4.70% 10/7/30	65,000	64,902
5.40% 10/7/35	55,000	55,008
μRoyal Bank of Canada
4.70% 8/6/31	149,000	150,950
5.15% 2/4/31	243,000	250,348
μToronto-Dominion Bank 8.13% 10/31/82	401,000	423,829
		2,358,659
Chile–0.05%
Colbun SA 5.38% 9/11/35	200,000	199,680
		199,680
Denmark–0.18%
μDanske Bank AS 4.38% 5/18/26	700,000	694,388
		694,388
Finland–0.13%
μNordea Bank Abp 6.63% 3/26/26	515,000	517,673
		517,673
France–0.31%
μBNP Paribas SA
4.63% 1/12/27	115,000	113,187
8.50% 8/14/28	400,000	427,341
μBPCE SA 3.65% 1/14/37	250,000	226,181
Electricite de France SA 6.95% 1/26/39	211,000	236,098
μSociete Generale SA 9.38% 11/22/27	200,000	214,454
		1,217,261
Ireland–0.03%
Icon Investments Six DAC 6.00% 5/8/34	110,000	115,467
		115,467
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
Italy–0.10%
Eni SpA 5.95% 5/15/54	200,000	$199,934
μIntesa Sanpaolo SpA 4.20% 6/1/32	200,000	189,049
		388,983
Luxembourg–0.09%
Eagle Funding Luxco SARL 5.50% 8/17/30	366,000	371,329
		371,329
Mexico–0.35%
Petroleos Mexicanos
5.35% 2/12/28	499,000	496,873
5.95% 1/28/31	465,000	450,403
6.84% 1/23/30	44,000	44,755
Trust Fibra Uno
4.87% 1/15/30	200,000	196,071
7.70% 1/23/32	200,000	216,038
		1,404,140
Netherlands–0.24%
μING Groep NV
5.75% 11/16/26	295,000	295,478
7.50% 5/16/28	400,000	415,691
Siemens Financieringsmaatschappij NV 1.20% 3/11/26	250,000	246,887
		958,056
Spain–0.15%
μBanco Bilbao Vizcaya Argentaria SA 6.13% 11/16/27	200,000	199,862
μBanco Santander SA 4.75% 11/12/26	400,000	393,012
		592,874
Sweden–0.15%
μSkandinaviska Enskilda Banken AB 6.88% 6/30/27	400,000	409,907
μSvenska Handelsbanken AB 4.38% 3/1/27	200,000	196,142
		606,049
Switzerland–0.06%
μUBS Group AG 9.25% 11/13/28	205,000	225,810
		225,810
United Kingdom–0.48%
μAustralia & New Zealand Banking Group Ltd. 6.75% 6/15/26	206,000	208,598
μLloyds Banking Group PLC 6.75% 6/27/26	220,000	222,321
LVIP American Century Balanced Fund–2

LVIP American Century Balanced Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United Kingdom (continued)
μMacquarie Bank Ltd. 6.13% 3/8/27	245,000	$248,095
μNationwide Building Society 4.13% 10/18/32	250,000	246,847
μNatWest Group PLC
3.03% 11/28/35	200,000	182,924
6.00% 12/29/25	495,000	495,573
Rio Tinto Finance USA PLC 5.75% 3/14/55	107,000	110,120
μStandard Chartered PLC 5.40% 8/12/36	200,000	202,938
		1,917,416
United States–7.12%
AEP Transmission Co. LLC 5.38% 6/15/35	32,000	33,108
AGCO Corp. 5.80% 3/21/34	121,000	125,781
Aircastle Ltd. 6.50% 7/18/28	200,000	210,168
Ally Financial, Inc. 8.00% 11/1/31	266,000	303,232
American Honda Finance Corp. 4.95% 1/9/26	200,000	200,380
Amgen, Inc. 5.65% 3/2/53	185,000	184,527
Apple, Inc. 4.50% 5/12/32	176,000	179,613
Applied Materials, Inc. 4.60% 1/15/36	74,000	73,234
AppLovin Corp.
5.13% 12/1/29	45,000	46,035
5.38% 12/1/31	84,000	86,896
5.50% 12/1/34	145,000	149,676
Arizona Public Service Co. 5.70% 8/15/34	123,000	128,873
Ashtead Capital, Inc. 5.95% 10/15/33	200,000	211,405
AT&T, Inc. 6.38% 3/1/41	25,000	26,983
Athene Global Funding 5.53% 7/11/31	120,000	123,647
Atlas Warehouse Lending Co. LP 6.25% 1/15/30	390,000	401,001
μBank of America Corp.
5.51% 1/24/36	145,000	151,570
6.25% 7/26/30	340,000	344,344
Beacon Funding Trust 6.27% 8/15/54	125,000	127,916
Blackstone Private Credit Fund 5.95% 7/16/29	35,000	36,006
Blue Owl Capital Corp. 5.95% 3/15/29	105,000	107,029
Blue Owl Technology Finance Corp. 6.10% 3/15/28	241,000	244,099
Boeing Co. 5.71% 5/1/40	125,000	127,548
Bristol-Myers Squibb Co. 5.55% 2/22/54	155,000	154,482
Broadcom, Inc. 4.80% 2/15/36	108,000	107,670
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
μCapital One Financial Corp. 2.36% 7/29/32	170,000	$146,737
Carlisle Cos., Inc. 5.55% 9/15/40	85,000	86,042
Carnival Corp.
4.00% 8/1/28	235,000	231,641
5.13% 5/1/29	55,000	55,000
Caterpillar, Inc. 5.20% 5/15/35	73,000	75,526
Centene Corp. 4.63% 12/15/29	75,000	72,703
μCharles Schwab Corp.
4.00% 6/1/26	453,000	447,904
5.00% 6/1/27	300,000	298,594
Cheniere Energy, Inc. 4.63% 10/15/28	160,000	159,500
Cisco Systems, Inc. 5.50% 2/24/55	104,000	105,821
Citibank NA 4.91% 5/29/30	250,000	256,858
μCitigroup, Inc.
3.88% 2/18/26	386,000	382,434
4.00% 12/10/25	457,000	455,221
4.41% 3/31/31	65,000	64,890
5.17% 9/11/36	110,000	111,116
5.61% 3/4/56	75,000	75,732
CNA Financial Corp. 5.20% 8/15/35	209,000	209,400
CNO Financial Group, Inc. 6.45% 6/15/34	87,000	92,322
Columbia Pipelines Operating Co. LLC 6.04% 11/15/33	140,000	149,385
Commonwealth Edison Co.
5.30% 2/1/53	56,000	54,264
5.95% 6/1/55	53,000	56,339
μCorebridge Financial, Inc. 6.38% 9/15/54	106,000	108,798
Cox Communications, Inc. 5.70% 6/15/33	117,000	119,556
CVS Health Corp.
5.45% 9/15/35	73,000	74,285
6.00% 6/1/44	170,000	172,467
μ7.00% 3/10/55	98,000	102,875
Dell International LLC/EMC Corp.
4.50% 2/15/31	190,000	189,561
5.30% 4/1/32	70,000	72,266
Diamondback Energy, Inc. 6.25% 3/15/33	130,000	140,063
Duke Energy Corp. 4.95% 9/15/35	74,000	73,514
Duke Energy Florida LLC 5.95% 11/15/52	90,000	94,661
Duke Energy Progress LLC
4.15% 12/1/44	175,000	148,536
4.35% 3/6/27	131,000	131,983
LVIP American Century Balanced Fund–3

LVIP American Century Balanced Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Duke Energy Progress LLC (continued)
5.35% 3/15/53	50,000	$48,713
5.55% 3/15/55	85,000	85,340
Duke University 3.30% 10/1/46	110,000	80,121
Duke University Health System, Inc. 3.92% 6/1/47	30,000	24,188
Eastern Energy Gas Holdings LLC 5.65% 10/15/54	63,000	62,068
Elevance Health, Inc. 5.00% 1/15/36	69,000	68,498
Energy Transfer LP
6.13% 12/15/45	140,000	140,949
6.55% 12/1/33	240,000	262,509
EPR Properties
3.75% 8/15/29	45,000	43,322
4.95% 4/15/28	215,000	216,663
Expand Energy Corp. 6.75% 4/15/29	51,000	51,532
μFirst Citizens BancShares, Inc. 5.60% 9/5/35	180,000	179,524
Fiserv, Inc. 5.25% 8/11/35	75,000	75,798
Florida Power & Light Co. 4.13% 2/1/42	254,000	220,973
Flowers Foods, Inc. 5.75% 3/15/35	95,000	96,763
Ford Motor Credit Co. LLC
5.85% 5/17/27	200,000	202,472
6.05% 11/5/31	200,000	204,415
7.20% 6/10/30	200,000	213,816
Foundry JV Holdco LLC
5.50% 1/25/31	310,000	321,678
6.10% 1/25/36	200,000	212,481
6.30% 1/25/39	320,000	344,122
General Motors Financial Co., Inc.
5.60% 6/18/31	120,000	124,187
6.15% 7/15/35	145,000	151,641
Glencore Funding LLC
5.19% 4/1/30	180,000	185,452
5.89% 4/4/54	45,000	45,438
μGoldman Sachs Group, Inc.
4.69% 10/23/30	154,000	155,963
6.48% 10/24/29	145,000	154,306
Golub Capital BDC, Inc. 7.05% 12/5/28	119,000	125,790
GXO Logistics, Inc.
6.25% 5/6/29	297,000	311,898
6.50% 5/6/34	90,000	96,764
HCA, Inc.
5.25% 3/1/30	111,000	114,599
6.20% 3/1/55	54,000	55,743
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Hewlett Packard Enterprise Co. 4.85% 10/15/31	118,000	$119,232
HF Sinclair Corp. 5.50% 9/1/32	68,000	69,121
Hologic, Inc. 3.25% 2/15/29	55,000	53,108
Home Depot, Inc. 4.65% 9/15/35	64,000	63,367
HPS Corporate Lending Fund
4.90% 9/11/28	80,000	79,588
5.45% 1/14/28	65,000	65,591
6.25% 9/30/29	65,000	67,097
Hyatt Hotels Corp. 5.75% 3/30/32	66,000	68,833
Hyundai Capital America 6.50% 1/16/29	50,000	53,000
Intel Corp.
3.90% 3/25/30	230,000	225,614
5.15% 2/21/34	115,000	116,597
5.60% 2/21/54	97,000	93,137
IQVIA, Inc. 6.25% 2/1/29	179,000	188,422
Jersey Central Power & Light Co. 5.15% 1/15/36	111,000	112,246
μJPMorgan Chase & Co.
5.10% 4/22/31	230,000	237,618
5.29% 7/22/35	88,000	90,893
5.77% 4/22/35	272,000	289,785
6.09% 10/23/29	329,000	347,185
Kaiser Foundation Hospitals 3.00% 6/1/51	105,000	69,653
Kentucky Utilities Co. 5.85% 8/15/55	30,000	30,824
Keysight Technologies, Inc. 5.35% 7/30/30	103,000	107,061
Kilroy Realty LP
2.50% 11/15/32	115,000	95,551
2.65% 11/15/33	112,000	91,672
3.05% 2/15/30	90,000	83,055
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.75% 6/15/29	290,000	284,574
7.00% 7/15/31	220,000	230,645
Leland Stanford Junior University 4.68% 3/1/35	225,000	226,013
μLiberty Mutual Group, Inc. 4.13% 12/15/51	180,000	176,795
Louisville Gas & Electric Co. 5.85% 8/15/55	30,000	30,837
Lowe's Cos., Inc.
4.50% 10/15/32	165,000	163,658
4.85% 10/15/35	110,000	109,090
LPL Holdings, Inc. 5.15% 6/15/30	150,000	152,671
μM&T Bank Corp. 5.13% 11/1/26	16,000	15,930
LVIP American Century Balanced Fund–4

LVIP American Century Balanced Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Mars, Inc.
5.20% 3/1/35	212,000	$216,693
5.65% 5/1/45	130,000	131,875
5.70% 5/1/55	75,000	75,971
Massachusetts Institute of Technology 5.62% 6/1/55	40,000	42,019
Medline Borrower LP/Medline Co-Issuer, Inc. 6.25% 4/1/29	177,000	181,497
Merck & Co., Inc. 5.70% 9/15/55	104,000	107,321
Meritage Homes Corp. 5.65% 3/15/35	102,000	103,568
MetLife, Inc. 6.40% 12/15/66	120,000	126,278
Micron Technology, Inc. 5.30% 1/15/31	245,000	253,525
MidAmerican Energy Co.
5.30% 2/1/55	90,000	87,566
5.85% 9/15/54	396,000	416,945
μMorgan Stanley
5.16% 4/20/29	112,000	114,647
5.52% 11/19/55	60,000	60,650
5.83% 4/19/35	63,000	67,161
6.63% 11/1/34	325,000	363,548
μMorgan Stanley Private Bank NA 4.73% 7/18/31	95,000	96,419
Motorola Solutions, Inc. 5.20% 8/15/32	110,000	113,365
Newmont Corp./Newcrest Finance Pty. Ltd. 5.35% 3/15/34	156,000	162,714
Niagara Mohawk Power Corp. 4.65% 10/3/30	55,000	55,254
NiSource, Inc. 5.35% 7/15/35	144,000	147,028
Nordson Corp. 4.50% 12/15/29	200,000	201,088
Northern Natural Gas Co. 5.63% 2/1/54	65,000	63,748
Northern States Power Co.
5.10% 5/15/53	110,000	104,552
5.65% 5/15/55	66,000	67,722
μNorthern Trust Corp. 3.38% 5/8/32	453,000	444,179
Northrop Grumman Corp. 5.15% 5/1/40	78,000	77,705
Novant Health, Inc. 3.17% 11/1/51	85,000	57,550
OneMain Finance Corp. 7.50% 5/15/31	73,000	76,311
Oracle Corp.
4.80% 9/26/32	225,000	225,271
5.20% 9/26/35	225,000	226,239
5.50% 9/27/64	85,000	77,846
Pacific Gas & Electric Co. 4.20% 6/1/41	55,000	45,038
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Paramount Global 4.38% 3/15/43	197,000	$152,059
PECO Energy Co. 5.65% 9/15/55	95,000	97,071
Pepperdine University 3.30% 12/1/59	105,000	65,520
Piedmont Operating Partnership LP
6.88% 7/15/29	33,000	34,919
9.25% 7/20/28	182,000	202,092
Public Service Electric & Gas Co. 5.50% 3/1/55	155,000	155,682
Realty Income Corp. 4.50% 2/1/33	23,000	22,749
Royal Caribbean Cruises Ltd. 6.00% 2/1/33	198,000	203,045
μSempra
4.13% 4/1/52	303,000	294,811
4.88% 10/15/25	316,000	315,937
Shell Finance U.S., Inc. 4.38% 5/11/45	70,000	61,155
SM Energy Co. 6.75% 9/15/26	108,000	107,963
Solstice Advanced Materials, Inc. 5.63% 9/30/33	70,000	70,231
μSouthern Co. 4.00% 1/15/51	125,000	124,546
Southern Co. Gas Capital Corp. 5.10% 9/15/35	158,000	158,413
Southern Natural Gas Co. LLC 5.45% 8/1/35	52,000	53,046
Sprint Capital Corp. 6.88% 11/15/28	115,000	123,700
Sunoco LP 5.88% 3/15/34	141,000	139,779
Synopsys, Inc. 5.00% 4/1/32	274,000	280,000
Tenet Healthcare Corp.
5.13% 11/1/27	57,000	56,895
6.25% 2/1/27	135,000	134,955
Time Warner Cable LLC 6.55% 5/1/37	185,000	192,448
T-Mobile USA, Inc. 6.70% 12/15/33	191,000	213,584
Union Electric Co. 5.45% 3/15/53	90,000	88,161
United Airlines, Inc. 4.63% 4/15/29	130,000	128,010
United Rentals North America, Inc. 6.00% 12/15/29	65,000	66,931
UnitedHealth Group, Inc.
5.05% 4/15/53	210,000	192,420
5.30% 6/15/35	166,000	171,598
5.50% 7/15/44	174,000	174,329
Universal Health Services, Inc. 5.05% 10/15/34	96,000	93,697
Venture Global Plaquemines LNG LLC 6.75% 1/15/36	104,000	110,466
LVIP American Century Balanced Fund–5

LVIP American Century Balanced Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Verizon Communications, Inc. 2.99% 10/30/56	110,000	$67,825
Warnermedia Holdings, Inc. 3.76% 3/15/27	176,000	170,817
Weir Group, Inc. 5.35% 5/6/30	200,000	205,749
μWells Fargo & Co.
3.90% 3/15/26	450,000	445,630
5.01% 4/4/51	130,000	121,401
5.56% 7/25/34	85,000	89,284
5.61% 4/23/36	190,000	199,396
Wynnton Funding Trust II 5.99% 8/15/55	147,000	150,888
		28,115,901
Total Corporate Bonds (Cost $39,327,143)		39,910,202
MUNICIPAL BONDS–0.33%
California State University Series B 2.98% 11/1/51	200,000	138,922
City of Houston 3.96% 3/1/47	25,000	21,459
City of Los Angeles Department of Airports Series C 6.58% 5/15/39	25,000	27,158
Foothill-Eastern Transportation Corridor Agency Series A 4.09% 1/15/49	85,000	68,361
Golden State Tobacco Securitization Corp. Series B 2.75% 6/1/34	225,000	199,592
Michigan Strategic Fund Series A 3.23% 9/1/47	200,000	152,299
Missouri Highway & Transportation Commission 5.45% 5/1/33	20,000	20,663
New Jersey Turnpike Authority Series A 7.10% 1/1/41	85,000	98,471
Ohio Turnpike & Infrastructure Commission Series A 3.22% 2/15/48	100,000	74,326
Port Authority of New York & New Jersey 4.93% 10/1/51	40,000	37,564
Regents of the University of California Medical Center Pooled Revenue Series N 3.26% 5/15/60	100,000	64,182
State of California
4.60% 4/1/38	120,000	122,378
7.60% 11/1/40	20,000	24,597
Sumter Landing Community Development District (TXBL; Insured AGC)
5.57% 10/1/40	25,000	25,966
5.74% 10/1/45	40,000	41,051
	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS (continued)
Sumter Landing Community Development District (TXBL; Insured AGC) (continued)
5.82% 10/1/54	70,000	$71,560
Texas Natural Gas Securitization Finance Corp. 5.17% 4/1/41	20,000	20,374
United Nations Development Corp. (New York) Series A 6.54% 8/1/55	25,000	26,707
University of California Series BJ 3.07% 5/15/51	70,000	46,788
Total Municipal Bonds (Cost $1,533,872)		1,282,418
NON-AGENCY ASSET-BACKED SECURITIES–1.29%
•ACREC LLC Series 2023-FL2 Class A 6.38% (1 mo. USD Term SOFR + 2.23%) 2/19/38	76,434	76,631
Blackbird Capital II Aircraft Lease Ltd. Series 2021-1A Class A 2.44% 7/15/46	194,218	183,472
φBRAVO Residential Funding Trust Series 2024-CES1 Class A1A 6.38% 4/25/54	220,525	223,720
DI Issuer LLC Series 2021-1A Class A2 3.72% 9/15/51	598,265	573,603
•Elmwood CLO 37 Ltd. Series 2024-13A Class C 6.02% (3 mo. USD Term SOFR + 1.70%) 1/17/38	325,000	326,063
•GoldenTree Loan Management U.S. CLO 23 Ltd. Series 2024-23A Class C 6.08% (3 mo. USD Term SOFR + 1.75%) 1/20/39	325,000	326,004
Goodgreen Trust
•Series 2018-1A Class A 3.93% 10/15/53	55,898	51,643
Series 2020-1A Class A 2.63% 4/15/55	140,914	117,307
Hotwire Funding LLC Series 2024-1A Class A2 5.89% 6/20/54	250,000	254,229
•Madison Park Funding LXVIII Ltd. Series 2024-68A Class C 6.13% (3 mo. USD Term SOFR + 1.80%) 1/20/38	332,000	332,935
•Magnetite XLI Ltd. Series 2024-41A Class C 6.10% (3 mo. USD Term SOFR + 1.78%) 1/25/38	250,000	250,421
LVIP American Century Balanced Fund–6

LVIP American Century Balanced Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Mountain View CLO LLC Series 2017-2A Class B 6.28% (3 mo. USD Term SOFR + 1.96%) 1/16/31	110,307	$110,394
•Palmer Square Loan Funding Ltd. Series 2025-1A Class A2 5.41% (3 mo. USD Term SOFR + 1.20%) 2/15/33	250,000	247,895
PK ALIFT Loan Funding 3 LP Series 2024-1 Class A1 5.84% 9/15/39	232,271	237,703
RCKT Mortgage Trust
•Series 2024-CES1 Class A1A 6.03% 2/25/44	210,269	212,399
φSeries 2024-CES6 Class A1A 5.34% 9/25/44	96,420	96,754
SCF Equipment Leasing LLC
Series 2024-1A Class B 5.56% 4/20/32	125,000	129,214
Series 2024-1A Class C 5.82% 9/20/32	100,000	103,550
•Shackleton CLO Ltd. Series 2017-11A Class BR1 6.12% (3 mo. USD Term SOFR + 1.91%) 8/15/30	223,915	224,131
Sierra Timeshare Receivables Funding LLC Series 2021-1A Class C 1.79% 11/20/37	20,025	19,863
Subway Funding LLC Series 2024-1A Class A2I 6.03% 7/30/54	483,348	490,020
Switch ABS Issuer LLC Series 2024-2A Class A2 5.44% 6/25/54	225,000	226,136
•THL Credit Wind River CLO Ltd. Series 2013-2A Class BR2 6.16% (3 mo. USD Term SOFR + 1.83%) 10/18/30	69,444	69,451
•Towd Point Mortgage Trust Series 2024-CES3 Class A1 6.29% 5/25/64	220,780	223,557
Total Non-Agency Asset-Backed Securities (Cost $5,126,378)		5,107,095
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–4.72%
ABN AMRO Mortgage Corp. Series 2003-4 Class A4 5.50% 3/25/33	250	246
Bank5 Series 2024-5YR7 Class A3 5.77% 6/15/57	518,000	540,142
BRAVO Residential Funding Trust
φSeries 2024-NQM2 Class A1 6.29% 2/25/64	321,076	325,086
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
BRAVO Residential Funding Trust (continued)
•Series 2024-RPL1 Class A1 3.25% 10/25/63	375,839	$347,571
•Chase Home Lending Mortgage Trust
Series 2024-10 Class A4 6.00% 10/25/55	337,300	341,558
Series 2024-2 Class A4A 6.00% 2/25/55	129,554	131,127
Series 2024-6 Class A4 6.00% 5/25/55	188,787	190,724
Series 2024-8 Class A6A 5.50% 8/25/55	214,002	214,325
Series 2024-9 Class A4 5.50% 9/25/55	360,480	362,138
Series 2024-9 Class A6 5.50% 9/25/55	137,775	137,991
Series 2025-5 Class A4A 5.50% 4/25/56	514,871	518,038
Series 2025-8 Class A4 6.00% 6/25/56	596,282	605,172
Series 2025-9 Class A4A 5.50% 6/25/56	728,579	733,203
CHL Mortgage Pass-Through Trust Series 2005-17 Class 1A11 5.50% 9/25/35	192	181
•Citigroup Mortgage Loan Trust
Series 2024-CMI1 Class A11 5.50% 6/25/54	522,988	525,326
Series 2025-2 Class A10 6.00% 2/25/55	352,889	357,791
Series 2025-3 Class A11 5.50% 6/25/55	354,630	356,619
φEFMT Series 2025-CES2 Class A1A 5.66% 2/25/60	347,700	351,303
•GCAT Trust
Series 2021-NQM1 Class A3 1.15% 1/25/66	55,293	49,468
Series 2024-INV2 Class A6 6.00% 6/25/54	166,335	168,559
Series 2024-INV3 Class A6 5.50% 9/25/54	227,559	228,765
•GS Mortgage-Backed Securities Trust
Series 2023-PJ4 Class A15 6.00% 1/25/54	188,951	191,084
Series 2023-PJ6 Class A15 6.00% 4/25/54	180,410	182,213
Series 2024-PJ1 Class A15 6.00% 6/25/54	366,954	369,756
Series 2025-PJ7 Class A5 5.50% 12/25/55	529,634	532,778
•JP Morgan Mortgage Trust
Series 2020-3 Class A15 3.50% 8/25/50	47,320	41,803
Series 2023-7 Class A4A 5.50% 2/25/54	461,189	461,392
LVIP American Century Balanced Fund–7

LVIP American Century Balanced Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•JP Morgan Mortgage Trust (continued)
Series 2023-8 Class A2 6.00% 2/25/54	109,363	$110,910
Series 2024-10 Class A4 5.50% 3/25/55	328,476	330,152
Series 2024-10 Class A6 5.50% 3/25/55	230,404	230,930
Series 2024-11 Class A4 6.00% 4/25/55	519,960	526,918
Series 2024-11 Class A6 6.00% 4/25/55	213,867	215,639
Series 2024-5 Class A6 6.00% 11/25/54	266,276	267,835
Series 2024-INV1 Class A4 6.00% 4/25/55	308,138	312,838
Series 2025-2 Class A4 6.00% 7/25/55	454,355	460,433
φMFA Trust Series 2024-NQM1 Class A1 6.58% 3/25/69	214,011	217,535
•Morgan Stanley Residential Mortgage Loan Trust
Series 2025-1 Class A1 6.00% 3/25/55	283,518	287,527
Series 2025-1 Class A3 6.00% 3/25/55	242,689	245,677
OBX Trust
•Series 2024-HYB2 Class A1 3.69% 4/25/53	129,447	127,876
φSeries 2024-NQM7 Class A1 6.24% 3/25/64	115,958	117,545
•Series 2025-J1 Class A4 6.00% 5/25/55	275,254	279,327
•PMT Loan Trust Series 2025-J2 Class A9 5.50% 8/25/56	814,764	820,161
•Provident Funding Mortgage Trust
Series 2024-1 Class A3 5.50% 12/25/54	515,129	518,229
Series 2025-1 Class A3 5.50% 2/25/55	641,965	645,972
Series 2025-3 Class A4 5.50% 8/25/55	542,334	545,908
•Radian Mortgage Capital Trust Series 2025-J3 Class A15 5.50% 12/25/55	242,402	243,883
•Rate Mortgage Trust
Series 2024-J1 Class A7 6.00% 7/25/54	188,906	190,262
Series 2024-J3 Class A8 5.50% 10/25/54	118,866	119,194
Series 2025-J1 Class A5 5.50% 3/25/55	155,092	155,644
RCKT Mortgage Trust
•Series 2024-CES2 Class A1A 6.14% 4/25/44	140,579	142,271
•Series 2024-CES3 Class A1A 6.59% 5/25/44	101,953	103,606
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
RCKT Mortgage Trust (continued)
φSeries 2024-CES4 Class A1A 6.15% 6/25/44	312,587	$316,740
φSeries 2024-CES8 Class A1A 5.49% 11/25/44	270,156	272,398
•Saluda Grade Alternative Mortgage Trust Series 2024-CES1 Class A1 6.31% 3/25/54	281,469	284,447
•Sequoia Mortgage Trust
Series 2024-10 Class A11 5.50% 11/25/54	132,292	132,571
Series 2024-10 Class A5 5.50% 11/25/54	184,352	185,269
Series 2024-6 Class A11 6.00% 7/27/54	300,085	302,114
Series 2024-8 Class A5 5.50% 9/25/54	155,397	156,085
Series 2025-7 Class A5 5.50% 8/25/55	622,878	627,617
Series 2025-8 Class A4 5.50% 9/25/55	434,575	437,951
•SoFi Mortgage Trust Series 2016-1A Class 1A4 3.00% 11/25/46	5,132	4,617
•Towd Point Mortgage Trust Series 2024-1 Class A1 4.88% 3/25/64	379,029	390,742
•Verus Securitization Trust Series 2021-R2 Class A3 1.23% 2/25/64	54,946	50,913
Total Non-Agency Collateralized Mortgage Obligations (Cost $18,474,726)		18,642,095
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–1.10%
Aligned Data Centers Issuer LLC Series 2021-1A Class B 2.48% 8/15/46	226,000	220,240
ARZ Trust Series 2024-BILT Class A 5.77% 6/11/39	207,000	212,869
Bank5 Trust Series 2024-5YR6 Class A3 6.23% 5/15/57	281,000	296,545
BBCMS Mortgage Trust Series 2024-5C27 Class A3 6.01% 7/15/57	138,000	145,021
BX Trust Series 2023-LIFE Class A 5.05% 2/15/28	438,000	433,064
Capital Automotive REIT Series 2024-2A Class A1 4.90% 5/15/54	307,667	305,983
CyrusOne Data Centers Issuer I LLC Series 2024-2A Class A2 4.50% 5/20/49	300,000	294,975
LVIP American Century Balanced Fund–8

LVIP American Century Balanced Fund
Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
•DBSG Mortgage Trust Series 2024-ALTA Class A 6.14% 6/10/37		229,000	$232,736
Flexential Issuer Series 2021-1A Class A2 3.25% 11/27/51		414,000	401,862
FS Commercial Mortgage Trust Series 2023-4SZN Class A 7.07% 11/10/39		310,000	317,029
•MF1 Ltd. Series 2021-FL7 Class AS 5.70% (1 mo. USD Term SOFR + 1.56%) 10/16/36		350,000	350,053
MIRA Trust Series 2023-MILE Class A 6.75% 6/10/38		314,000	326,587
New Economy Assets - Phase 1 Sponsor LLC Series 2021-1 Class B1 2.41% 10/20/61		500,000	331,786
•SWCH Commercial Mortgage Trust Series 2025-DATA Class A 5.59% (1 mo. USD Term SOFR + 1.44%) 2/15/42		490,000	487,398
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $4,466,799)			4,356,148
ΔSOVEREIGN BONDS–0.16%
Chile–0.02%
Chile Government International Bonds 5.33% 1/5/54		70,000	67,805
			67,805
New Zealand–0.14%
New Zealand Government Bonds 4.50% 5/15/35	NZD	950,000	563,705
			563,705
Total Sovereign Bonds (Cost $629,029)			631,510
U.S. TREASURY OBLIGATIONS–7.82%
U.S. Treasury Bonds
2.50% 2/15/45		1,900,000	1,360,949
3.00% 5/15/45		600,000	466,922
3.00% 11/15/45		500,000	387,168
4.13% 8/15/44		600,000	556,922
4.38% 8/15/43		400,000	386,031
4.75% 11/15/43		1,400,000	1,414,875
5.00% 5/15/45		100,000	103,844
U.S. Treasury Notes
3.63% 8/31/30		1,600,000	1,591,750
3.88% 6/15/28		1,150,000	1,157,547
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
3.88% 12/31/29	500,000	$503,203
3.88% 7/31/30	300,000	301,805
3.88% 8/31/32	400,000	398,813
4.00% 5/31/30	4,300,000	4,350,391
4.00% 6/30/32	800,000	804,125
4.13% 3/31/29	4,600,000	4,670,078
4.13% 8/31/30	3,000,000	3,050,273
4.13% 5/31/32	2,300,000	2,329,109
4.13% 11/15/32	300,000	303,492
4.25% 6/30/29	400,000	407,953
4.38% 11/30/30	3,300,000	3,393,199
4.88% 10/31/30	2,800,000	2,943,172
Total U.S. Treasury Obligations (Cost $30,642,504)		30,881,621

	Number of Shares
COMMON STOCK–61.93%
Air Freight & Logistics–0.20%
FedEx Corp.	3,279	773,221
		773,221
Automobiles–1.04%
†Tesla, Inc.	9,279	4,126,557
		4,126,557
Banks–2.61%
Bank of America Corp.	67,216	3,467,674
JPMorgan Chase & Co.	12,186	3,843,830
Regions Financial Corp.	113,914	3,003,912
		10,315,416
Beverages–0.43%
PepsiCo, Inc.	12,080	1,696,515
		1,696,515
Biotechnology–1.35%
AbbVie, Inc.	10,480	2,426,539
Gilead Sciences, Inc.	15,838	1,758,018
†Vertex Pharmaceuticals, Inc.	2,945	1,153,380
		5,337,937
Broadline Retail–2.18%
†Amazon.com, Inc.	39,187	8,604,290
		8,604,290
Building Products–0.84%
Johnson Controls International PLC	30,357	3,337,752
		3,337,752
Capital Markets–2.81%
Ameriprise Financial, Inc.	3,035	1,490,944
Blackrock, Inc.	1,433	1,670,692
LVIP American Century Balanced Fund–9

LVIP American Century Balanced Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
CAPITAL MARKETS (continued)
Intercontinental Exchange, Inc.	7,292	$1,228,556
KKR & Co., Inc.	9,601	1,247,650
Morgan Stanley	19,395	3,083,029
S&P Global, Inc.	4,912	2,390,719
		11,111,590
Chemicals–1.01%
Ecolab, Inc.	5,430	1,487,060
Linde PLC	5,260	2,498,500
		3,985,560
Commercial Services & Supplies–0.19%
†Copart, Inc.	16,705	751,224
		751,224
Communications Equipment–0.99%
†Arista Networks, Inc.	12,310	1,793,690
Motorola Solutions, Inc.	4,602	2,104,449
		3,898,139
Consumer Finance–0.58%
American Express Co.	6,863	2,279,614
		2,279,614
Consumer Staples Distribution & Retail–0.91%
Costco Wholesale Corp.	1,803	1,668,911
Sysco Corp.	23,372	1,924,450
		3,593,361
Containers & Packaging–0.25%
Ball Corp.	19,958	1,006,282
		1,006,282
Diversified Telecommunication Services–0.20%
Verizon Communications, Inc.	18,244	801,824
		801,824
Electric Utilities–0.92%
NextEra Energy, Inc.	48,177	3,636,882
		3,636,882
Electrical Equipment–0.79%
Eaton Corp. PLC	5,220	1,953,585
GE Vernova, Inc.	1,886	1,159,701
		3,113,286
Electronic Equipment, Instruments & Components–0.23%
CDW Corp.	5,606	892,924
		892,924
Energy Equipment & Services–0.37%
Schlumberger NV	42,107	1,447,218
		1,447,218
	Number of Shares	Value (U.S. $)
Entertainment–0.72%
†Liberty Media Corp.-Liberty Formula One Class C	3,755	$392,210
†Netflix, Inc.	2,038	2,443,399
		2,835,609
Financial Services–1.84%
†Fiserv, Inc.	4,762	613,965
Mastercard, Inc. Class A	7,659	4,356,516
Visa, Inc. Class A	6,706	2,289,294
		7,259,775
Ground Transportation–0.64%
†Uber Technologies, Inc.	13,573	1,329,747
Union Pacific Corp.	5,099	1,205,250
		2,534,997
Health Care Equipment & Supplies–0.63%
†IDEXX Laboratories, Inc.	2,227	1,422,808
†Intuitive Surgical, Inc.	2,379	1,063,960
		2,486,768
Health Care Providers & Services–1.07%
Cencora, Inc.	3,597	1,124,170
Cigna Group	5,945	1,713,646
UnitedHealth Group, Inc.	3,986	1,376,366
		4,214,182
Health Care Reits–0.36%
Welltower, Inc.	7,916	1,410,156
		1,410,156
Hotels, Restaurants & Leisure–0.95%
†Airbnb, Inc. Class A	3,559	432,134
Booking Holdings, Inc.	261	1,409,209
†Chipotle Mexican Grill, Inc.	12,050	472,240
Marriott International, Inc. Class A	5,598	1,457,943
		3,771,526
Household Products–1.15%
Church & Dwight Co., Inc.	12,363	1,083,370
Colgate-Palmolive Co.	9,701	775,498
Procter & Gamble Co.	17,586	2,702,089
		4,560,957
Industrial Conglomerates–0.34%
Honeywell International, Inc.	6,301	1,326,360
		1,326,360
Industrial Reits–0.56%
Prologis, Inc.	19,376	2,218,939
		2,218,939
Insurance–1.04%
Marsh & McLennan Cos., Inc.	5,724	1,153,558
LVIP American Century Balanced Fund–10

LVIP American Century Balanced Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
INSURANCE (continued)
MetLife, Inc.	21,906	$1,804,397
Progressive Corp.	4,734	1,169,061
		4,127,016
Interactive Media & Services–4.65%
Alphabet, Inc. Class A	48,326	11,748,051
Meta Platforms, Inc. Class A	9,009	6,616,029
		18,364,080
IT Services–1.08%
International Business Machines Corp.	12,546	3,539,979
†MongoDB, Inc.	2,338	725,669
		4,265,648
Life Sciences Tools & Services–1.11%
Agilent Technologies, Inc.	6,378	818,616
Danaher Corp.	10,332	2,048,423
Thermo Fisher Scientific, Inc.	3,109	1,507,927
		4,374,966
Machinery–1.64%
Cummins, Inc.	4,820	2,035,823
Deere & Co.	2,476	1,132,176
Parker-Hannifin Corp.	1,588	1,203,942
Xylem, Inc.	14,230	2,098,925
		6,470,866
Oil, Gas & Consumable Fuels–0.97%
Cheniere Energy, Inc.	7,737	1,818,040
Williams Cos., Inc.	31,916	2,021,879
		3,839,919
Pharmaceuticals–1.49%
Bristol-Myers Squibb Co.	13,166	593,787
Eli Lilly & Co.	3,585	2,735,355
Merck & Co., Inc.	11,826	992,556
Zoetis, Inc.	10,804	1,580,841
		5,902,539
Professional Services–0.49%
Automatic Data Processing, Inc.	6,556	1,924,186
		1,924,186
Semiconductors & Semiconductor Equipment–8.78%
Analog Devices, Inc.	12,243	3,008,105
Applied Materials, Inc.	3,549	726,622
†ARM Holdings PLC ADR	3,406	481,915
ASML Holding NV	837	813,758
Broadcom, Inc.	25,920	8,551,267
	Number of Shares	Value (U.S. $)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (continued)
NVIDIA Corp.	108,821	$20,303,822
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	2,929	818,041
		34,703,530
Software–7.79%
†AppLovin Corp. Class A	1,918	1,378,160
†Cadence Design Systems, Inc.	7,588	2,665,361
†Crowdstrike Holdings, Inc. Class A	2,204	1,080,797
†Dynatrace, Inc.	24,824	1,202,723
Microsoft Corp.	38,647	20,017,214
Salesforce, Inc.	4,198	994,926
†ServiceNow, Inc.	2,171	1,997,928
†Workday, Inc. Class A	6,073	1,461,953
		30,799,062
Specialized Reits–0.54%
Equinix, Inc.	2,740	2,146,078
		2,146,078
Specialty Retail–2.38%
Home Depot, Inc.	8,894	3,603,760
†O'Reilly Automotive, Inc.	14,955	1,612,298
TJX Cos., Inc.	17,505	2,530,173
Tractor Supply Co.	29,069	1,653,154
		9,399,385
Technology Hardware, Storage & Peripherals–2.95%
Apple, Inc.	45,740	11,646,776
		11,646,776
Textiles, Apparel & Luxury Goods–0.19%
†Deckers Outdoor Corp.	7,556	765,952
		765,952
Trading Companies & Distributors–0.67%
Ferguson Enterprises, Inc.	4,664	1,047,441
United Rentals, Inc.	1,665	1,589,509
		2,636,950
Total Common Stock (Cost $139,006,827)		244,695,814
EXCHANGE-TRADED FUND–0.06%
iShares Core S&P 500 ETF	366	244,964
Total Exchange-Traded Fund (Cost $204,515)		244,964
LVIP American Century Balanced Fund–11

LVIP American Century Balanced Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–1.44%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.09%)	5,666,376	$5,666,376
Total Money Market Fund (Cost $5,666,376)		5,666,376

TOTAL INVESTMENTS–100.93% (Cost $292,902,181)	$398,754,511
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.93%)	(3,660,796)
NET ASSETS APPLICABLE TO 43,532,752 SHARES OUTSTANDING –100.00%	$395,093,715

°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors or include a multiplier. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

*Interest only security. An interest only security is the interest only portion of a fixed income security which is sold separately from the principal portion of the security.
ΔSecurities have been classified by country of origin.
μFixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2025. Rate will reset at a future date.
φStep coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at September 30, 2025.
†Non-income producing.

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at September 30, 2025:
Foreign Currency Exchange Contracts
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
CITI	EUR	(141,223)	USD	167,467	12/19/25	$895	$—
GSI	EUR	(159,578)	USD	189,064	12/19/25	840	—
MSC	EUR	(141,223)	USD	167,441	12/19/25	868	—
MSC	NZD	(943,380)	USD	563,660	12/17/25	15,049	—
UBS	EUR	(141,223)	USD	167,454	12/19/25	881	—
Total Foreign Currency Exchange Contracts						$18,533	$—
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Interest Rate Contracts:
9	CBOT 10 Year U.S. Treasury Notes Futures	$1,012,500	$1,011,346	12/19/25	$1,154	$—
7	CBOT U.S. Long Bond Futures	816,156	801,404	12/19/25	14,752	—
6	Long Gilt Futures	733,024	736,664	12/29/25	—	(3,640)
11	Montreal Exchange 10 Year Canadian Bond Futures	967,924	946,532	12/18/25	21,392	—
23	Ultra 10 Year U.S. Treasury Notes Futures	2,646,797	2,662,607	12/19/25	—	(15,810)
55	Ultra U.S. Treasury Bond Futures	6,603,438	6,446,312	12/19/25	157,126	—
Total Futures Contracts					$194,424	$(19,450)
LVIP American Century Balanced Fund–12

LVIP American Century Balanced Fund
Schedule of Investments (continued)
Swap Contract
Credit Default Swap (CDS) Contracts
Reference Obligation/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Centrally Cleared:
Protection Purchased
CDX.NA.HY.44- Quarterly[3]	4,850,000	(5.00%)	6/20/30	$(393,432)	$(336,173)	$—	$(57,259)

The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the
Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures and centrally cleared swap contracts from the date the contracts were opened through September 30, 2025.
[2] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.
[3] Markit’s North American High Yield CDX Index, or the CDX.NA.HY Index, is composed of 100 of the most liquid North American entities with high yield credit ratings that trade in the CDS market. Constituents for the index can be found at www.markit.com/Documentation.

Summary of Abbreviations:
ADR–American Depositary Receipt
BNP–BNP Paribas
CBOT–Chicago Board of Trade
CDX.NA.HY–Credit Default Swap Index North America High Yield
CITI–Citigroup Global Markets
CLO–Collateralized Loan Obligation
ETF–Exchange-Traded Fund
EUR–Euro
GS–Goldman Sachs
GSI–Goldman Sachs International
IT–Information Technology
LNG–Liquefied Natural Gas
MSC–Morgan Stanley & Co.
NZD–New Zealand Dollar
REIT–Real Estate Investment Trust
REMIC–Real Estate Mortgage Investment Conduits
RFUCCT–Refinitiv USD IBOR Consumer Cash Fallbacks Term
S&P–Standard & Poor’s
SOFR–Secured Overnight Financing Rate
TBA–To be announced
USD–United States Dollar
yr.–Year
LVIP American Century Balanced Fund–13